UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

April 30, 2012

1.800342.108

LPS-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 28.1%
Auto Components - 1.7%
ASTI Corp. (e)	1,500,000	$ 4,015
ATLASBX Co. Ltd.	450,000	9,397
Drew Industries, Inc. (a)	500,000	14,890
FCC Co. Ltd.	200,000	4,084
Federal Screw Works (a)(e)	150,000	423
Hi-Lex Corp.	1,200,000	20,871
INZI Controls Co. Ltd. (e)	1,516,000	9,658
Johnson Controls, Inc.	9,800,000	313,306
Motonic Corp. (e)	3,299,900	22,396
Murakami Corp. (e)	700,000	10,060
Musashi Seimitsu Industry Co. Ltd.	1,000,000	23,412
Nippon Seiki Co. Ltd.	2,531,000	31,929
Nissin Kogyo Co. Ltd.	1,160,000	18,856
Nittan Valve Co. Ltd.	360,000	1,224
Piolax, Inc. (e)	1,010,000	24,638
Samsung Climate Control Co. Ltd. (e)	460,050	3,216
Sewon Precision Industries Co. Ltd. (e)	500,000	5,066
Shoei Co. Ltd.	625,000	4,485
SJM Co. Ltd. (e)	1,270,000	8,069
SJM Holdings Co. Ltd. (e)	1,332,974	4,464
Strattec Security Corp. (e)	330,000	7,194
Sungwoo Hitech Co. Ltd.	850,000	9,590
Wescast Industries, Inc. Class A (sub. vtg.) (a)	190,000	1,245
Yachiyo Industry Co. Ltd.	900,000	5,823
Yutaka Giken Co. Ltd. (e)	1,482,000	34,303
		592,614
Automobiles - 0.1%
General Motors Co. (a)	364,100	8,374
Thor Industries, Inc.	1,250,000	42,288
		50,662
Distributors - 0.3%
Doshisha Co. Ltd.	700,000	20,471
Educational Development Corp. (e)	386,892	1,784
Goodfellow, Inc. (e)	857,000	6,941
Nakayamafuku Co. Ltd.	45,000	353
SPK Corp.	165,000	2,980
Uni-Select, Inc. (e)	2,011,100	58,597
		91,126
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	20,000	704
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Capella Education Co. (a)(e)	870,000	$ 28,458
Career Education Corp. (a)(e)	4,700,000	33,511
Clip Corp. (e)	328,600	3,955
Corinthian Colleges, Inc. (a)(d)	2,500,000	9,600
H&R Block, Inc.	500,000	7,350
Kyoshin Co. Ltd.	59,600	100
Matthews International Corp. Class A	50,000	1,500
Meiko Network Japan Co. Ltd.	800,000	7,895
Regis Corp.	500,000	9,175
Shingakukai Co. Ltd.	150,000	570
Shuei Yobiko Co. Ltd.	125,000	498
Steiner Leisure Ltd. (a)(e)	1,650,000	77,484
Step Co. Ltd. (e)	1,250,000	8,515
YBM Sisa.com, Inc. (e)	950,000	5,464
		194,779
Hotels, Restaurants & Leisure - 2.5%
Aeon Fantasy Co. Ltd.	550,000	8,605
Ambassadors Group, Inc. (e)	1,770,356	9,542
ARK Restaurants Corp. (e)	250,481	3,821
B-R 31 Ice Cream Co. Ltd.	5,000	204
Brinker International, Inc. (e)	7,000,000	220,290
BRONCO BILLY Co. Ltd.	12,000	319
Carnival Corp. unit	350,000	11,372
CEC Entertainment, Inc. (e)	2,000,000	76,440
Darden Restaurants, Inc.	2,000,000	100,160
Echo Entertainment Group Ltd.	1,933,333	9,064
Flanigan's Enterprises, Inc. (a)	50,357	362
Hiday Hidaka Corp. (e)	1,262,280	20,028
Ibersol SGPS SA	550,000	3,167
Intralot SA	1,000,000	1,013
Jack in the Box, Inc. (a)(e)	6,569,000	149,248
Kangwon Land, Inc.	125,000	2,682
Kura Corp. Ltd. (d)	550,000	8,181
Monarch Casino & Resort, Inc. (a)(e)	1,350,000	13,068
Ohsho Food Service Corp.	125,000	3,093
Papa John's International, Inc. (a)(e)	2,650,000	106,742
Plenus Co. Ltd.	600,000	11,649
Ruby Tuesday, Inc. (a)(e)	6,372,030	43,330
Ruth's Hospitality Group, Inc. (a)(e)	2,375,000	16,435
Shinsegae Food Co. Ltd.	17,000	1,170
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sonic Corp. (a)(e)	6,223,500	$ 44,934
Sportscene Group, Inc. Class A (e)	400,000	3,584
St. Marc Holdings Co. Ltd.	480,000	18,580
Tabcorp Holdings Ltd.	1,933,333	5,781
Toridoll Corp.	10,000	127
		892,991
Household Durables - 2.8%
Abbey PLC (e)	3,400,000	26,330
Barratt Developments PLC (a)(e)	84,000,199	182,288
Bellway PLC (e)	7,525,000	96,184
Chromcraft Revington, Inc. (a)	217,146	295
D.R. Horton, Inc. (e)	20,000,000	327,000
Dorel Industries, Inc. Class B (sub. vtg.)	3,272,600	99,031
Emak SpA	3,300,000	2,124
First Juken Co. Ltd. (e)	1,690,000	15,470
Helen of Troy Ltd. (a)(e)	2,850,000	98,610
Henry Boot PLC (e)	10,774,000	24,132
HTL International Holdings Ltd. (e)	29,655,500	8,746
Jarden Corp.	400,000	16,772
M/I Homes, Inc. (a)(e)	1,803,400	23,985
Maruzen Co., Ltd. (e)	1,918,000	13,360
P&F Industries, Inc. Class A (a)(e)	361,038	1,596
Pace Micro Technology PLC	1,000,000	1,181
Sanei Architecture Planning Co. Ltd.	887,600	9,936
Stanley Furniture Co., Inc. (a)(e)	1,289,638	5,803
Steinhoff International Holdings Ltd.	3,500,500	12,763
Token Corp. (e)	1,000,000	36,323
		1,001,929
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (e)	5,100,000	40,358
CafePress, Inc. (d)	50,000	839
N Brown Group PLC	400,000	1,488
NutriSystem, Inc. (d)	575,000	6,659
PetMed Express, Inc. (d)(e)	2,425,100	32,666
		82,010
Leisure Equipment & Products - 0.4%
Accell Group NV (e)	2,309,476	46,471
Daikoku Denki Co. Ltd.	50,000	715
Fenix Outdoor AB	10,000	263
Giant Manufacturing Co. Ltd.	5,000,555	25,213
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
JAKKS Pacific, Inc. (e)	2,793,139	$ 53,265
Kabe Husvagnar AB (B Shares)	150,000	2,589
Marine Products Corp.	550,000	3,284
Mars Engineering Corp.	350,000	7,953
Miroku Corp.	678,000	1,525
Trigano SA	85,000	1,255
		142,533
Media - 1.4%
Aegis Group PLC	5,600,000	16,152
Astral Media, Inc. Class A (non-vtg.)	2,750,000	135,920
Chime Communications PLC (e)	4,500,000	15,923
Cinderella Media Group Ltd.	10,158,000	4,321
Digital Generation, Inc. (a)	350,000	3,248
DISH Network Corp. Class A	1,660,000	53,070
DreamWorks Animation SKG, Inc. Class A (a)(d)	5,572,911	100,368
Gannett Co., Inc.	850,000	11,747
GFK AG	175,000	9,297
Harte-Hanks, Inc. (e)	3,360,000	28,224
Intage, Inc. (e)	1,040,000	21,596
New Frontier Media, Inc. (a)(e)	1,949,400	3,061
Omnicom Group, Inc.	1,000,000	51,310
Pico Far East Holdings Ltd.	19,004,000	4,580
Proto Corp.	160,000	5,507
RKB Mainichi Broadcasting Corp.	50,000	466
Saga Communications, Inc. Class A (a)	375,077	14,125
STW Group Ltd.	3,000,000	2,876
Tow Co. Ltd. (e)	1,223,000	8,040
TVA Group, Inc. Class B (non-vtg.)	2,000,400	17,052
		506,883
Multiline Retail - 2.8%
Don Quijote Co. Ltd.	3,100,000	113,715
Hanwha Timeworld Co. Ltd.	208,460	3,578
Harvey Norman Holdings Ltd. (d)	22,050,000	46,405
Next PLC (e)	16,650,000	791,551
Tuesday Morning Corp. (a)(e)	4,310,697	17,415
Watts Co. Ltd. (e)	625,000	9,634
Zakkaya Bulldog Co. Ltd.	400,000	1,348
		983,646
Specialty Retail - 12.3%
ABC-Mart, Inc.	135,000	4,916
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Abercrombie & Fitch Co. Class A (e)	6,500,000	$ 326,105
Aeropostale, Inc. (a)(e)	8,177,100	181,368
Ascena Retail Group, Inc. (a)	1,000,000	20,480
AT-Group Co. Ltd.	689,000	9,700
AutoZone, Inc. (a)	900,000	356,544
Bed Bath & Beyond, Inc. (a)	6,600,000	464,574
Best Buy Co., Inc. (d)(e)	20,768,741	458,366
Big 5 Sporting Goods Corp. (e)	2,199,000	18,406
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,607,600	113,259
Brown Shoe Co., Inc. (d)(e)	3,250,000	29,608
Cash Converters International Ltd. (e)	23,100,000	14,079
Chico's FAS, Inc.	1,350,000	20,736
Citi Trends, Inc. (a)(e)	1,166,801	12,998
Collective Brands, Inc. (a)	1,450,000	30,117
Folli Follie Group (a)(e)	4,100,000	37,993
Fourlis Holdings SA (a)	200,000	315
GameStop Corp. Class A (d)(e)	8,000,000	182,080
Glentel, Inc. (e)	1,950,000	33,759
Guess?, Inc.	3,800,000	111,264
Gulliver International Co. Ltd. (e)	1,011,500	36,129
Halfords Group PLC	500,000	2,233
Honeys Co. Ltd. (e)	1,400,000	26,280
I A Group Corp. (e)	750,000	5,488
John David Group PLC	200,000	2,662
Jos. A. Bank Clothiers, Inc. (a)(e)	2,737,500	130,168
Jumbo SA (e)	11,132,000	54,083
K'S Denki Corp.	2,775,000	83,486
Kyoto Kimono Yuzen Co. Ltd. (e)	1,689,700	20,771
Le Chateau, Inc. Class A (sub. vtg.)	2,022,600	2,826
Leon's Furniture Ltd.	600,000	7,295
Lowe's Companies, Inc.	230,000	7,238
Macintosh Retail Group NV	200,000	2,484
MarineMax, Inc. (a)(e)	1,425,335	15,194
Mr. Bricolage SA (e)	785,429	10,803
Nafco Co. Ltd. (e)	1,892,900	34,181
Nishimatsuya Chain Co. Ltd. (e)	6,950,000	58,006
Pal Co. Ltd. (e)	810,000	38,450
Point, Inc.	25,080	926
Right On Co. Ltd.	610,000	5,670
RONA, Inc.	675,000	7,244
Ross Stores, Inc. (e)	12,500,000	769,875
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Second Chance Properties Ltd.	12,489,130	$ 3,835
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,828,125	170
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	2,100,000	35,322
Staples, Inc.	21,420,000	329,868
Super Cheap Auto Group Ltd.	60,000	484
The Buckle, Inc. (d)	850,000	39,253
USS Co. Ltd. (e)	2,000,000	202,887
WH Smith PLC	200,000	1,711
Workman Co. Ltd. (e)	1,428,000	44,671
		4,406,360
Textiles, Apparel & Luxury Goods - 3.1%
Adolfo Dominguez SA (a)	350,000	1,900
Arts Optical International Holdings Ltd. (e)	33,970,640	10,946
Bijou Brigitte Modische Accessoires AG (d)	45,000	4,155
Cherokee, Inc. (d)	200,411	2,601
Delta Apparel, Inc. (a)(e)	690,000	9,874
F&F Co. Ltd.	661,740	4,099
Fossil, Inc. (a)	2,350,000	307,075
Geox SpA (d)	1,200,000	3,867
Gildan Activewear, Inc. (e)	12,107,412	348,728
Hampshire Group Ltd. (a)(e)	920,000	2,024
Handsome Co. Ltd. (e)	2,436,150	82,130
Iconix Brand Group, Inc. (a)	850,000	13,039
International Taifeng Holdings Ltd.	250,000	77
JLM Couture, Inc. (a)(e)	197,100	296
K-Swiss, Inc. Class A (a)(d)	2,510,000	9,237
Li Ning Co. Ltd.	1,500,000	1,380
Marimekko Oyj	33,513	610
Pandora A/S (d)	1,500,000	15,842
Peak Sport Products Co. Ltd.	38,000,000	8,865
Rocky Brands, Inc. (a)(e)	696,200	9,851
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,859,399	72,055
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	8,732
Ted Baker PLC	250,000	3,673
Texwinca Holdings Ltd.	54,700,000	66,977
TSI Holdings Co. Ltd.	1,050,000	5,383
Tungtex Holdings Co. Ltd. (e)	22,000,000	2,467
Van de Velde (d)	75,000	3,654
Victory City International Holdings Ltd.	61,000,000	6,997
Youngone Corp.	700,000	15,237
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Youngone Holdings Co. Ltd. (e)	929,000	$ 46,527
Yue Yuen Industrial (Holdings) Ltd.	10,000,000	33,511
		1,101,809
TOTAL CONSUMER DISCRETIONARY		10,047,342
CONSUMER STAPLES - 7.8%
Beverages - 1.2%
Baron de Ley SA (a)	200,000	11,120
C&C Group PLC	1,100,285	5,519
Constellation Brands, Inc. Class A (sub. vtg.) (a)	8,700,000	187,920
Monster Beverage Corp. (a)	3,000,000	194,880
Muhak Co. Ltd. (e)	1,834,120	19,069
		418,508
Food & Staples Retailing - 5.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	125,000	5,392
Aoki Super Co. Ltd.	100,000	1,085
Belc Co. Ltd. (e)	2,086,000	31,169
Cosmos Pharmaceutical Corp. (e)	1,900,000	106,528
Create SD Holdings Co. Ltd. (d)(e)	2,227,000	61,810
Daikokutenbussan Co. Ltd.	610,000	16,894
Dong Suh Companies, Inc.	952,800	27,822
Fyffes PLC (Ireland) (e)	33,000,000	20,008
Genky Stores, Inc. (e)	200,000	5,636
Growell Holdings Co. Ltd.	340,987	10,949
Halows Co. Ltd. (e)	1,401,500	12,730
Ingles Markets, Inc. Class A	531,521	9,243
Kroger Co.	750,000	17,453
Kusuri No Aoki Co. Ltd. (d)	275,000	7,427
Majestic Wine PLC	400,016	2,980
Marukyu Co. Ltd.	50,000	481
Maxvalu Nishinihon Co. Ltd.	25,000	368
Metcash Ltd.	25,000	103
Metro, Inc. Class A (sub. vtg.) (e)	10,925,833	602,843
North West Co., Inc.	500,000	11,258
Safeway, Inc. (d)	12,650,000	257,175
San-A Co. Ltd.	375,000	15,242
Shoppers Drug Mart Corp.	5,000,000	215,439
Sligro Food Group NV	1,800,000	54,805
Sundrug Co. Ltd.	2,610,000	79,946
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc. (d)(e)	12,600,000	$ 74,844
Tesco PLC	3,000,000	15,453
Total Produce PLC	9,600,000	5,719
Village Super Market, Inc. Class A	75,000	2,070
Walgreen Co.	2,020,000	70,821
Yaoko Co. Ltd.	916,700	32,268
		1,775,961
Food Products - 1.4%
Annie's, Inc.	25,000	995
Aryzta AG	1,850,000	93,157
Cranswick PLC	300,000	3,920
Dean Foods Co. (a)(e)	12,400,000	152,272
Dutch Lady Milk Industries Bhd	250,000	2,760
Food Empire Holdings Ltd. (e)	52,900,000	17,524
Fresh Del Monte Produce, Inc. (e)	6,359,900	147,359
Global Bio-Chem Technology Group Co. Ltd.	12,000,000	2,366
Greggs PLC	1,375,000	11,192
Hilton Food Group PLC	812,773	3,756
Iwatsuka Confectionary Co. Ltd.	13,200	536
Nam Yang Dairy Products	11,000	6,327
Pacific Andes (Holdings) Ltd.	129,316,774	16,718
Pacific Andes International Holdings Ltd.	82,489,308	5,635
People's Food Holdings Ltd. (a)	33,500,000	15,970
President Rice Products PCL	1,000,000	1,731
Rocky Mountain Chocolate Factory, Inc. (e)	503,917	4,772
Samyang Genex Co. Ltd.	145,795	6,696
Select Harvests Ltd. (e)	5,196,000	7,687
Sunjin Co. Ltd. (e)	813,630	5,320
Sunjin Holdings Co. Ltd. (a)(e)	138,537	2,660
Synear Food Holdings Ltd.	39,000,000	3,844
United Food Holdings Ltd.	22,400,000	941
Yutaka Foods Corp.	100,000	1,934
		516,072
Personal Products - 0.2%
Atrium Innovations, Inc. (a)	1,400,000	15,931
Avon Products, Inc.	1,140,000	24,624
CCA Industries, Inc.	179,095	835
Inter Parfums, Inc.	600,073	9,451
Nutraceutical International Corp. (a)(e)	1,143,504	17,530
Physicians Formula Holdings, Inc. (a)	626,100	1,941
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Sarantis SA (a)	1,349,952	$ 3,735
USANA Health Sciences, Inc. (a)(d)	420,000	17,514
		91,561
Tobacco - 0.0%
Imperial Tobacco Group PLC	25,000	1,000
Karelia Tobacco Co., Inc.	2,452	312
		1,312
TOTAL CONSUMER STAPLES		2,803,414
ENERGY - 5.5%
Energy Equipment & Services - 2.3%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	18,170
Bristow Group, Inc.	57,584	2,813
BW Offshore Ltd.	5,000,000	6,947
Cal Dive International, Inc. (a)(e)	6,624,500	25,637
Cathedral Energy Services Ltd.	10,000	58
CE Franklin Ltd. (a)(e)	1,475,000	13,559
Divestco, Inc. (a)(e)	3,586,000	817
Essential Energy Services Ltd.	250,000	615
Farstad Shipping ASA (e)	3,200,000	95,067
Flint Energy Services Ltd. (a)(f)	300,000	7,566
Fugro NV (Certificaten Van Aandelen) unit	1,600,027	116,623
Hercules Offshore, Inc. (a)	2,400,000	12,192
Nabors Industries Ltd. (a)	1,060,000	17,649
Oil States International, Inc. (a)	2,000,000	159,160
Pason Systems, Inc.	10,000	130
Patterson-UTI Energy, Inc.	605,000	9,783
Precision Drilling Corp. (a)	5,150,000	47,446
ProSafe ASA	7,900,000	61,642
Rowan Companies, Inc. (a)	654,700	22,607
Solstad Offshore ASA	1,200,000	23,068
Total Energy Services, Inc. (e)	2,500,000	37,231
Unit Corp. (a)(e)	3,800,000	160,550
		839,330
Oil, Gas & Consumable Fuels - 3.2%
Adams Resources & Energy, Inc.	174,151	10,576
AOC Holdings, Inc. (e)	6,050,000	33,746
Beach Energy Ltd. (d)	20,000,000	29,172
C&C Energia Ltd. (a)	25,000	186
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ENI SpA	21,050,000	$ 467,762
Great Eastern Shipping Co. Ltd.	4,360,000	21,020
Hankook Shell Oil Co. Ltd. (e)	68,000	12,997
HollyFrontier Corp.	908,256	27,992
Kanto Natural Gas Development	10,000	52
Marathon Oil Corp.	4,445,000	130,416
Michang Oil Industrial Co. Ltd. (e)	173,900	7,286
Stone Energy Corp. (a)	725,000	20,336
Sunoco, Inc.	666,319	32,843
Tesoro Corp. (a)	4,900,000	113,925
Tsakos Energy Navigation Ltd.	780,000	4,953
W&T Offshore, Inc. (d)(e)	4,000,100	79,082
Williams Companies, Inc.	310,300	10,560
World Fuel Services Corp.	2,000,022	88,121
WPX Energy, Inc.	2,090,000	36,721
		1,127,746
TOTAL ENERGY		1,967,076
FINANCIALS - 8.3%
Capital Markets - 0.3%
ABG Sundal Collier ASA	50,000	39
AllianceBernstein Holding LP	510,000	7,186
Bank of New York Mellon Corp.	5,000	118
Federated Investors, Inc. Class B (non-vtg.) (d)	600,000	13,248
GFI Group, Inc.	523,800	1,729
Investment Technology Group, Inc. (a)	675,000	6,885
Kyokuto Securities Co. Ltd.	10,000	89
Morgan Stanley	100,000	1,728
State Street Corp.	1,150,000	53,153
Tullett Prebon PLC	1,600,000	8,921
Waddell & Reed Financial, Inc. Class A	550,000	17,589
		110,685
Commercial Banks - 1.1%
Bank of Ireland (a)	646,000,040	95,930
Bank of the Ozarks, Inc.	25,000	773
BBCN Bancorp, Inc. (a)	1,550,000	17,019
Cathay General Bancorp (e)	4,125,000	71,033
Codorus Valley Bancorp, Inc.	138,734	1,915
Dimeco, Inc.	29,140	1,049
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	4,000,000	$ 91,080
First Bancorp, Puerto Rico (a)	50,000	213
First Bancorp, Puerto Rico (g)	7,428,572	31,646
First Financial Service Corp. (a)(d)	100,973	353
National Penn Bancshares, Inc.	200,000	1,844
North Valley Bancorp (a)(e)	527,500	6,636
Norwood Financial Corp.	31,801	859
Oriental Financial Group, Inc. (e)	2,504,542	29,604
Orrstown Financial Services, Inc.	10,000	77
Pacific Premier Bancorp, Inc. (a)(e)	948,105	7,376
Popular, Inc. (a)	18,000,000	32,040
Sandy Spring Bancorp, Inc.	25,000	450
Sparebanken More (primary capital certificate)	92,008	2,540
Sparebanken Rogaland (primary capital certificate)	1,061,327	7,233
The First Bancorp, Inc.	9,711	141
West End Indiana Bancshares, Inc.	12,000	150
		399,961
Consumer Finance - 0.1%
Aeon Credit Service (Asia) Co. Ltd.	12,400,000	10,308
Albemarle & Bond Holdings PLC	1,800,000	9,320
Nicholas Financial, Inc.	200,827	2,657
		22,285
Diversified Financial Services - 0.1%
Newship Ltd. (a)	2,500	162
NICE Holdings Co. Ltd.	56,147	2,499
NICE Information Service Co. Ltd.	255,334	5,773
Ricoh Leasing Co. Ltd.	50,000	1,133
The NASDAQ Stock Market, Inc.	400,000	9,828
		19,395
Insurance - 6.2%
Admiral Group PLC	1,100,000	21,621
AEGON NV	40,000,000	186,078
AFLAC, Inc.	395,000	17,791
Amlin PLC	3,500,000	18,735
April	1,091,926	20,526
Assurant, Inc. (e)	5,350,000	215,819
Axis Capital Holdings Ltd. (e)	8,000,000	272,160
Employers Holdings, Inc.	548,532	9,501
Endurance Specialty Holdings Ltd. (e)	2,600,000	104,468
FBD Holdings PLC	125,000	1,440
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Genworth Financial, Inc. Class A (a)	15,600,000	$ 93,756
Hartford Financial Services Group, Inc.	8,200,000	168,510
HCC Insurance Holdings, Inc.	960,000	30,682
Lincoln National Corp.	8,350,000	206,830
National Interstate Corp. (e)	1,050,000	25,200
National Western Life Insurance Co. Class A	148,870	20,255
Primerica, Inc.	650,000	17,050
Progressive Corp.	600,000	12,780
Protective Life Corp.	2,400,000	70,224
RenaissanceRe Holdings Ltd. (e)	3,100,000	241,986
Symetra Financial Corp.	175,000	2,128
Torchmark Corp.	600,000	29,226
Tower Group, Inc.	325,000	7,014
Unum Group (e)	15,900,000	377,466
Validus Holdings Ltd.	1,900,000	61,750
		2,232,996
Real Estate Investment Trusts - 0.0%
Nieuwe Steen Investments NV	112,125	1,233
Nieuwe Steen Investments NV warrants 4/1/13 (a)	125,000	0
Rouse Properties, Inc. (a)	175,000	2,352
		3,585
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	260,000	1,165
Devine Ltd.	2,125,000	1,472
Relo Holdings Corp. (e)	1,214,800	35,837
Tejon Ranch Co. (a)	200,000	5,972
		44,446
Thrifts & Mortgage Finance - 0.4%
Bank Mutual Corp.	125,000	488
Genworth MI Canada, Inc. (e)	5,650,000	117,433
Hudson City Bancorp, Inc.	3,900,000	27,534
North Central Bancshares, Inc. (e)	129,461	3,927
WSB Holdings, Inc. (a)	30,000	93
		149,475
TOTAL FINANCIALS		2,982,828
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.2%
Biotechnology - 0.6%
Amgen, Inc.	3,000,000	$ 213,330
Health Care Equipment & Supplies - 1.3%
Atrion Corp.	10,000	2,306
Audika SA	203,738	2,980
DiaSorin S.p.A.	5,000	132
Exactech, Inc. (a)	333,584	5,171
Hoshiiryou Sanki Co. Ltd. (e)	290,000	7,878
Huvitz Co. Ltd. (e)	970,000	7,536
Integra LifeSciences Holdings Corp. (a)	435,000	16,195
Mani, Inc.	335,000	11,997
Medical Action Industries, Inc. (a)(e)	1,634,280	9,021
Medtronic, Inc.	3,990,000	152,418
Microlife Corp.	2,760,000	4,572
Nakanishi, Inc.	271,300	29,797
Prim SA (e)	1,643,988	7,965
Smith & Nephew PLC	100,000	984
Span-America Medical System, Inc. (e)	269,900	4,375
St. Shine Optical Co. Ltd.	400,200	4,653
Syneron Medical Ltd. (a)	577,000	6,041
Techno Medica Co. Ltd.	86	383
Theragenics Corp. (a)(e)	3,304,620	5,684
Top Glove Corp. Bhd	1,000,000	1,550
Utah Medical Products, Inc. (e)	438,418	13,885
Value Added Technologies Co. Ltd.	650,000	3,882
Young Innovations, Inc. (e)	750,000	25,500
Zimmer Holdings, Inc.	2,000,000	125,860
		450,765
Health Care Providers & Services - 8.7%
A/S One Corp.	160,000	3,527
Advocat, Inc. (e)	351,269	1,756
Almost Family, Inc. (a)(e)	936,814	22,840
Amedisys, Inc. (a)(e)	2,882,000	42,452
AMERIGROUP Corp. (a)(e)	4,850,000	299,536
AmSurg Corp. (a)(e)	1,970,000	56,657
Bio-Reference Laboratories, Inc. (a)(d)	320,000	6,822
Corvel Corp. (a)	100,054	4,351
Coventry Health Care, Inc. (e)	14,793,492	443,657
DVx, Inc. (e)	188,400	3,381
Grupo Casa Saba SA de CV sponsored ADR (a)	1,263,900	11,906
Healthways, Inc. (a)(e)	1,747,900	11,658
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	100,000	$ 7,674
LHC Group, Inc. (a)(e)	1,880,839	33,310
LifePoint Hospitals, Inc. (a)	900,000	35,118
Lincare Holdings, Inc. (e)	13,453,537	328,266
Medica Sur SA de CV	325,500	607
Mediq NV	175,000	2,321
MEDNAX, Inc. (a)	100,000	7,024
Metropolitan Health Networks, Inc. (a)	25,000	187
National Healthcare Corp.	6,700	306
Patterson Companies, Inc.	3,700,000	126,133
Pelion SA	200,000	1,903
Psychemedics Corp.	115,000	1,133
Rhoen-Klinikum AG	800,000	22,505
Triple-S Management Corp. (a)(e)	1,957,734	41,230
Tsukui Corp. (d)(e)	760,000	9,857
U.S. Physical Therapy, Inc.	50,000	1,219
United Drug PLC:
(Ireland)	10,000,000	30,646
(United Kingdom)	533,719	1,618
UnitedHealth Group, Inc.	23,000,000	1,291,435
Universal American Spin Corp. (a)	1,550,000	14,229
VCA Antech, Inc. (a)	1,540,000	36,436
Wellcare Health Plans, Inc. (a)	825,000	50,474
WellPoint, Inc.	2,250,000	152,595
Win International Co., Ltd. (e)	1,230,300	9,700
		3,114,469
Health Care Technology - 0.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	25,000	277
Arrhythmia Research Technology, Inc. (e)	271,041	827
		1,104
Life Sciences Tools & Services - 0.1%
ICON PLC sponsored ADR (a)	1,800,000	39,924
Pharmaceuticals - 1.5%
Daewon Pharmaceutical Co. Ltd. (e)	1,417,100	6,245
Dawnrays Pharmaceutical Holdings Ltd.	1,000,000	255
DongKook Pharmaceutical Co. Ltd. (e)	447,272	5,699
Endo Pharmaceuticals Holdings, Inc. (a)	5,175,000	181,850
Forest Laboratories, Inc. (a)	2,000,000	69,660
Fornix Biosciences NV	260,000	207
Fuji Pharma Co. Ltd.	125,000	1,814
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Hanmi Holdings Co. Ltd.	104,947	$ 1,755
Hospira, Inc. (a)	3,700,000	129,944
Ildong Pharmaceutical Co. Ltd. (e)	2,505,065	14,541
Jeil Pharmaceutical Co. (e)	1,484,800	21,810
Kaken Pharmaceutical Co. Ltd.	100,000	1,237
KunWha Pharmaceutical Co., Ltd. (e)	325,900	3,172
Kwang Dong Pharmaceutical Co. Ltd.	200,000	712
Merck & Co., Inc.	530,000	20,797
Pacific Pharmaceutical Co. Ltd.	81,000	1,512
Recordati SpA (d)	7,255,534	50,474
Torii Pharmaceutical Co. Ltd.	620,000	11,626
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	10,188
Yuyu Pharma, Inc.	255,000	1,180
		534,678
TOTAL HEALTH CARE		4,354,270
INDUSTRIALS - 9.3%
Aerospace & Defense - 0.4%
CAE, Inc.	6,500,000	71,071
Ceradyne, Inc.	450,831	11,415
Ducommun, Inc. (a)	100,000	1,180
Exelis, Inc.	150,000	1,730
Magellan Aerospace Corp. (a)	555,000	1,938
Meggitt PLC	1,760,600	11,673
Moog, Inc. Class A (a)	1,000,000	42,270
		141,277
Air Freight & Logistics - 0.3%
Air T, Inc. (e)	244,600	2,329
Kintetsu World Express, Inc.	500,000	17,903
Pacer International, Inc. (a)(e)	2,000,001	12,020
Sinwa Ltd. (e)	21,475,000	2,412
Yusen Logistics Co. Ltd. (e)	4,221,500	64,365
		99,029
Airlines - 0.1%
MAIR Holdings, Inc. (a)(e)	2,000,026	0
Republic Airways Holdings, Inc. (a)(e)	3,740,000	19,037
SkyWest, Inc.	1,977,263	17,776
		36,813
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
AAON, Inc.	900,047	$ 18,361
Apogee Enterprises, Inc.	7,700	118
Insteel Industries, Inc. (e)	1,163,332	13,227
Kingspan Group PLC (Ireland)	2,000,000	20,863
Kondotec, Inc. (e)	1,954,800	14,258
Sintex Industries Ltd.	5,400,000	7,577
		74,404
Commercial Services & Supplies - 2.1%
1010 Printing Group Ltd.	383,736	24
Aeon Delight Co. Ltd.	475,000	11,059
AJIS Co. Ltd. (e)	538,500	8,137
American Reprographics Co. (a)	81,879	447
Asia File Corp. Bhd	600,000	769
Avery Dennison Corp. (d)(e)	10,619,600	339,615
Corrections Corp. of America (a)	707,900	20,451
Fursys, Inc. (e)	786,494	21,226
HNI Corp.	200,000	4,824
Industrial Services of America, Inc. (a)(d)	84,200	435
Knoll, Inc. (e)	4,475,000	66,185
May Gurney Integrated Services PLC	2,400,000	8,998
Mears Group PLC	2,700,000	11,460
Mitie Group PLC (e)	24,025,000	113,748
Moshi Moshi Hotline, Inc.	630,000	6,230
Multi-Color Corp.	595,110	12,688
NICE e-Banking Services (e)	2,599,700	4,589
Prestige International, Inc.	193,800	1,964
Republic Services, Inc.	599,600	16,411
RPS Group PLC	4,900,000	18,833
Teems, Inc. (e)	124,950	1,099
The Geo Group, Inc. (a)	670,600	13,888
United Stationers, Inc. (e)	2,431,544	68,959
VICOM Ltd.	3,268,000	11,248
		763,287
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)	1,100,000	24,277
Arcadis NV	1,275,000	29,529
Astaldi SpA	275,000	2,130
Aveng Ltd.	625,000	3,195
Badger Daylighting Ltd.	420,000	11,502
Daiichi Kensetsu Corp. (e)	1,806,100	16,342
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Dongyang Engineering & Construction Corp.	72,375	$ 2,578
EMCOR Group, Inc.	200,000	5,864
EPCO Co. Ltd.	130,000	2,200
Foster Wheeler AG (a)	745,200	17,140
Geumhwa PSC Co. Ltd.	25,000	305
Heijmans NV unit	10,000	98
Imtech NV (d)	1,525,768	43,143
Jacobs Engineering Group, Inc. (a)	5,900,000	258,597
Kier Group PLC	326,645	6,182
Koninklijke BAM Groep NV (d)	1,800,000	6,386
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	10,430
Kyowa Exeo Corp.	3,000	27
Meisei Industrial Co. Ltd. (d)	1,250,000	3,731
Mirait Holdings Corp.	2,449,940	17,632
Sanyo Engineering & Construction, Inc.	850,000	3,009
Severfield-Rowen PLC	1,000,000	3,003
Shinnihon Corp.	1,800,000	4,741
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	4,077
ShoLodge, Inc. (a)(e)	500,627	40
Sterling Construction Co., Inc. (a)(e)	1,630,000	15,958
Tutor Perini Corp. (a)	1,456,458	22,153
United Integration Services Co. Ltd.	6,000,000	5,814
Vianini Lavori SpA	675,000	2,913
		522,996
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	1,000,000	4,602
Aros Quality Group AB	709,319	4,591
AZZ, Inc. (e)	1,110,000	57,398
Canare Electric Co. Ltd. (d)	160,000	2,911
Chiyoda Integre Co. Ltd.	522,500	6,543
Deswell Industries, Inc.	477,800	1,285
Dynapack International Technology Corp.	200,000	1,029
Fushi Copperweld, Inc. (a)	1,700,000	11,594
FW Thorpe PLC	504,300	8,267
General Cable Corp. (a)	286,800	8,443
GrafTech International Ltd. (a)	932,600	10,949
Graphite India Ltd.	2,200,000	3,785
I-Sheng Electric Wire & Cable Co. Ltd. (a)(e)	11,000,000	17,280
Jinpan International Ltd. (d)	382,640	3,306
Korea Electric Terminal Co. Ltd. (e)	700,000	13,844
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
PK Cables OY	250,000	$ 5,543
Prysmian SpA	425,000	6,920
Servotronics, Inc.	60,000	581
Universal Security Instruments, Inc. (a)(e)	241,255	1,315
		170,186
Industrial Conglomerates - 0.9%
DCC PLC (Ireland) (e)	8,310,000	210,115
Reunert Ltd.	1,400,000	12,960
Seaboard Corp. (a)	47,600	94,744
		317,819
Machinery - 1.7%
Aalberts Industries NV (e)	10,143,528	194,773
Actuant Corp. Class A	990,000	26,997
ASL Marine Holdings Ltd.	17,500,000	8,979
CKD Corp. (e)	5,525,000	40,898
EVA Precision Industrial Holdings Ltd.	53,000,000	9,017
Foremost Income Fund	2,141,103	18,425
Gencor Industries, Inc. (a)	391,000	2,757
Hardinge, Inc.	194,465	2,194
Harsco Corp.	575,700	12,838
HNK Machine Tool Co. Ltd. (e)	581,092	10,798
Hurco Companies, Inc. (a)(e)	631,800	16,635
Hwacheon Machine Tool Co. Ltd. (e)	219,900	10,060
Ihara Science Corp. (e)	937,000	6,523
Industrea Ltd.	50,527	52
Inoue Kinzoku Kogyo Co. Ltd. (e)	1,082,000	6,274
Jaya Holdings Ltd. (a)(e)	74,670,000	34,389
Kyowakogyosyo Co.,Ltd.	140,000	1,462
Metka SA	175,000	1,918
Mirle Automation Corp.	2,354,000	1,817
NACCO Industries, Inc. Class A	310,000	35,176
Nadex Co. Ltd. (e)	700,000	3,205
Nichidai Corp.	113,200	703
Nitta Corp.	75,000	1,424
Oshkosh Truck Corp. (a)	4,412,200	100,731
Proto Labs, Inc.	177,200	6,574
S&T Holdings Co. Ltd.	700,020	7,030
Semperit AG Holding (d)	550,000	23,667
Takamatsu Machinery Co., Ltd.	105,000	650
Takeuchi Manufacturing Co. Ltd.	200,000	1,809
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Tocalo Co. Ltd.	560,000	$ 10,092
Trifast PLC (a)	2,800,000	2,170
Trinity Industrial Corp.	665,000	3,081
Young Poong Precision Corp. (e)	988,011	9,748
		612,866
Marine - 0.0%
DryShips, Inc. (a)	2,552,500	8,066
Excel Maritime Carriers Ltd. (a)(d)	150,000	281
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,977
		14,324
Professional Services - 0.7%
Akka Technologies SA	417,886	13,476
Boardroom Ltd.	3,000,000	1,224
Clarius Group Ltd.	4,245,812	1,858
Corporate Executive Board Co.	100,000	4,137
CRA International, Inc. (a)(e)	625,000	12,781
en-japan, Inc.	6,100	8,421
Equifax, Inc.	2,000,000	91,640
Hyder Consulting PLC	650,000	4,100
RCM Technologies, Inc. (a)	514,055	2,791
SmartPros Ltd.	125,000	238
Sporton International, Inc. (e)	7,817,000	19,010
Stantec, Inc. (e)	2,640,000	86,249
Synergie SA	210,684	2,488
Temp Holdings Co., Ltd. (d)	250,000	2,564
VSE Corp.	167,700	3,689
		254,666
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	17,458
Con-way, Inc.	281,100	9,136
Contrans Group, Inc.:
(sub. vtg.) (a)(f)	130,000	1,171
Class A	1,251,900	11,280
Hamakyorex Co. Ltd. (e)	750,000	26,702
Hutech Norin Co. Ltd. (e)	1,043,700	10,787
Quality Distribution, Inc. (a)	834,619	9,323
Sakai Moving Service Co. Ltd. (e)	778,000	16,871
Trancom Co. Ltd. (e)	1,032,400	22,407
Universal Truckload Services, Inc.	338,687	5,284
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Vitran Corp., Inc. (a)	247,051	$ 2,122
Vitran Corp., Inc. (a)	490,000	4,209
		136,750
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	475,000	13,075
Grafton Group PLC unit	6,700,017	29,269
Hanwa Co. Ltd.	3,500,000	14,684
Houston Wire & Cable Co. (d)(e)	1,108,400	13,622
KS Energy Services Ltd. (a)	13,398,000	9,797
MFC Industrial Ltd.	36,538	273
Otec Corp.	130,800	826
Parker Corp. (e)	2,400,000	5,684
Richelieu Hardware Ltd.	350,000	11,676
Senshu Electric Co. Ltd. (e)	1,080,000	14,886
Strongco Corp. (a)(e)	1,025,288	5,802
Tanaka Co. Ltd.	100,000	540
TECHNO ASSOCIE CO., LTD.	180,000	1,520
Totech Corp.	200,000	793
Uehara Sei Shoji Co. Ltd.	1,100,000	4,816
Wakita & Co. Ltd. (d)	600,000	5,051
Yamazen Co. Ltd.	1,050,000	9,463
		141,777
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,575,000	10,148
Meiko Transportation Co. Ltd.	925,000	8,456
		18,604
TOTAL INDUSTRIALS		3,304,798
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 1.0%
Aastra Technologies Ltd. (e)	635,780	11,850
Bel Fuse, Inc. Class A	314,963	5,647
Black Box Corp. (e)	1,800,840	40,717
Blonder Tongue Laboratories, Inc. (a)	152,040	182
Brocade Communications Systems, Inc. (a)	1,861,300	10,312
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,110,000	1,676
Cisco Systems, Inc.	4,000,000	80,600
ClearOne Communications, Inc. (a)(e)	455,495	1,936
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comtech Telecommunications Corp. (e)	1,180,000	$ 36,486
Ditech Networks, Inc. (a)	1,150,000	1,070
Harris Corp.	75,000	3,416
NEC Mobiling Ltd.	300,000	10,949
Nera Telecommunications Ltd.	9,000,000	3,200
NETGEAR, Inc. (a)	1,000,000	38,500
Optical Cable Corp.	300,000	897
Parrot SA (a)	112,500	3,399
Polycom, Inc. (a)	746,300	9,903
Tessco Technologies, Inc.	70,000	1,400
TKH Group NV unit	3,000,000	79,210
		341,350
Computers & Peripherals - 3.9%
Compal Electronics, Inc.	153,500,000	176,903
Logitech International SA (Reg.) (a)(d)	7,600,000	77,629
Pinnacle Technology Holdings Ltd.	8,000,000	16,344
Quantum Corp. (a)	4,250,000	10,115
Rimage Corp. (e)	966,192	8,783
Roland DG Corp.	210,000	2,467
Seagate Technology (e)	31,450,000	967,402
Super Micro Computer, Inc. (a)(e)	2,703,500	47,717
Synaptics, Inc. (a)	276,200	8,482
TPV Technology Ltd.	58,500,000	13,421
Western Digital Corp. (a)	700,000	27,167
Xyratex Ltd. (e)	2,000,000	29,040
		1,385,470
Electronic Equipment & Components - 3.4%
A&D Co. Ltd. (e)	1,650,000	5,964
Arrow Electronics, Inc. (a)	166,200	6,989
Beijer Electronics AB	175,000	1,862
CNB Technology, Inc.	110,000	902
Corning, Inc.	675,000	9,686
Delta Electronics PCL (For. Reg.)	25,000,000	20,078
DigiTech Systems Co., Ltd. (a)	280,000	3,159
Dolby Laboratories, Inc. Class A (a)	255,000	10,004
Elec & Eltek International Co. Ltd.	1,800,000	5,130
Elematec Corp.	609,600	8,836
Excel Co. Ltd. (e)	909,800	8,455
Fabrinet (a)	613,550	10,320
Hana Microelectronics PCL (For. Reg.)	17,000,000	12,382
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Hanla IMS Co. Ltd.	100,000	$ 571
Hi-P International Ltd.	20,802,000	15,043
Hon Hai Precision Industry Co. Ltd. (Foxconn)	116,000,000	367,635
Huan Hsin Holdings Ltd. (a)	7,200,000	628
Image Sensing Systems, Inc. (a)(e)	365,685	2,574
Insight Enterprises, Inc. (a)	1,600,127	32,499
Intelligent Digital Integrated Security Co. Ltd. (e)	691,242	5,933
Intelligent Digital Integrated Security Co. Ltd. (e)	310,558	12,751
INTOPS Co. Ltd. (e)	859,900	13,011
Isra Vision AG (e)	438,100	10,486
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0
Kingboard Chemical Holdings Ltd.	44,700,000	125,309
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	4,100,000	13
Kingboard Laminates Holdings Ltd.	27,000,000	12,598
KITAGAWA INDUSTRIES CO., LTD.	100,000	1,097
Mesa Laboratories, Inc. (e)	317,500	15,761
Multi-Fineline Electronix, Inc. (a)	262,200	6,946
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,650,000	10,086
Nippo Ltd. (e)	797,600	4,621
Orbotech Ltd. (a)(e)	3,100,000	33,852
Posiflex Technologies, Inc.	1,801,629	3,442
Rofin-Sinar Technologies, Inc. (a)	398,865	10,051
ScanSource, Inc. (a)(e)	2,000,000	65,920
SED International Holdings, Inc. (a)(e)	475,000	1,715
Shibaura Electronics Co. Ltd. (e)	777,800	14,617
Sigmatron International, Inc. (a)(e)	381,880	1,440
Store Electronic Systems SA (a)	21,950	305
SYNNEX Corp. (a)(e)	3,501,000	133,353
Taitron Components, Inc. Class A (sub. vtg.) (a)	359,023	377
Tomen Devices Corp. (e)	627,600	15,950
Tomen Electronics Corp. (e)	1,492,400	22,078
Tripod Technology Corp.	200,000	590
Venture Corp. Ltd. (e)	22,000,000	152,870
VST Holdings Ltd. (e)	102,500,000	24,837
Winland Electronics, Inc. (a)(e)	275,000	146
Wireless Telecom Group, Inc. (a)(e)	1,375,000	1,719
XAC Automation Corp. (e)	9,430,000	9,736
		1,234,327
Internet Software & Services - 1.4%
Daou Technology, Inc.	1,250,000	12,499
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
DeNA Co. Ltd.	375,000	$ 11,768
Digital River, Inc. (a)	110,000	2,069
eBay, Inc. (a)	7,500,000	307,875
Gabia, Inc.	100,000	471
Gurunavi, Inc.	375,000	4,196
j2 Global, Inc. (e)	3,650,000	94,280
Jorudan Co. Ltd. (e)	525,000	3,522
Macromill, Inc.	5,000	50
Meetic (e)	1,665,000	27,001
Melbourne IT Ltd. (e)	8,127,000	15,749
Monster Worldwide, Inc. (a)	250,000	2,158
NetGem SA	1,000,000	3,058
QuinStreet, Inc. (a)	50,000	526
Rentabiliweb Group SA	75,000	617
Softbank Technology Corp. (d)	523,000	6,224
The Stanley Gibbons Group PLC	1,000,000	3,725
UANGEL Corp. (e)	1,200,000	5,617
Web.com, Inc. (a)	871,000	11,279
		512,684
IT Services - 3.5%
Accenture PLC Class A	100,000	6,495
ALTEN	1,000,000	29,031
Amdocs Ltd. (a)	8,240,000	263,680
Argo Graphics, Inc. (e)	526,500	7,360
ATOSS Software AG	15,000	420
Calian Technologies Ltd. (e)	778,500	16,472
CGI Group, Inc. Class A (sub. vtg.) (a)	600,000	13,467
Cielo SA	48,000	1,440
Computer Sciences Corp.	6,200,000	173,972
Computer Services, Inc.	190,600	6,385
Convergys Corp. (a)	400,000	5,348
CSE Global Ltd. (e)	46,905,000	28,234
Data#3 Ltd.	350,000	407
EOH Holdings Ltd. (e)	8,322,000	35,062
EPAM Systems, Inc.	200,000	4,128
Groupe Steria SCA	25,000	495
HCL Technologies Ltd.	1,630,000	15,848
Heartland Payment Systems, Inc. (e)	2,800,000	85,316
HIQ International AB	900,000	4,888
HIQ International AB (a)	900,000	295
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Indra Sistemas (d)(e)	16,413,000	$ 170,300
Jack Henry & Associates, Inc.	1,800,432	61,143
Know IT AB (e)	1,650,000	15,651
ManTech International Corp. Class A	575,000	18,067
Mastek Ltd. (a)(e)	2,025,000	3,807
Matsushita Electric Works Information Systems Co. Ltd.	500,000	12,757
NCI, Inc. Class A (a)(e)	888,530	4,407
NeuStar, Inc. Class A (a)	375,000	13,631
Rolta India Ltd.	2,699,942	4,488
SAIC, Inc.	3,250,000	39,520
SinoCom Software Group Ltd. (e)	108,874,000	14,033
Softcreate Co., Ltd.	110,500	1,584
Sonata Software Ltd.	100,000	36
The Western Union Co.	3,300,000	60,654
Total System Services, Inc.	5,000,000	117,600
		1,236,421
Office Electronics - 0.2%
Xerox Corp.	10,000,000	77,800
Semiconductors & Semiconductor Equipment - 0.9%
Alpha & Omega Semiconductor Ltd. (a)(e)	1,267,500	12,536
Axell Corp. (e)	925,000	20,159
Diodes, Inc. (a)(e)	4,030,000	89,829
Entegris, Inc. (a)	843,771	7,467
GSI Technology, Inc. (a)	50,000	212
KEC Holdings Co. Ltd. (a)(e)	1,399,999	1,790
Lasertec Corp.	362,000	7,296
Leeno Industrial, Inc.	175,000	3,515
Marvell Technology Group Ltd. (a)	800,000	12,008
MediaTek, Inc.	500,000	4,339
Megachips Corp.	10,000	221
Melexis NV (e)	3,350,000	59,159
Miraial Co. Ltd.	216,900	3,896
Nextchip Co. Ltd. (e)	1,070,110	7,698
Novatek Microelectronics Corp.	1,675,000	5,084
ON Semiconductor Corp. (a)	1,025,000	8,467
Powertech Technology, Inc.	9,460,000	16,110
Sunplus Technology Co. Ltd.	5,306,000	1,776
Telechips, Inc. (e)	1,058,800	4,787
Tessera Technologies, Inc.	750,000	11,730
Trio-Tech International (a)(e)	322,543	726
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
UKC Holdings Corp. (e)	1,570,000	$ 21,629
Varitronix International Ltd. (e)	16,500,000	8,273
Y. A. C. Co., Ltd.	300,000	2,358
		311,065
Software - 5.9%
AdaptIT Holdings Ltd.	3,946,885	578
Adobe Systems, Inc. (a)	1,530,000	51,347
ANSYS, Inc. (a)(e)	5,100,000	342,057
Axway Software SA	15,000	377
Cybernet Systems Co. Ltd. (e)	20,500	5,195
Ebix, Inc. (d)(e)	2,100,000	42,945
Exact Holdings NV (d)	725,000	17,420
Geodesic Ltd. (e)	4,873,000	4,224
ICSA (India) Ltd.	1,599,999	568
ICT Automatisering NV (d)(e)	874,000	3,123
IGE + XAO SA	40,000	1,467
Infomedia Ltd. (e)	16,200,000	3,544
init innovation in traffic systems AG	10,000	242
JDA Software Group, Inc. (a)	229,240	6,620
Kingdee International Software Group Co. Ltd.	2,000,000	446
KSK Co., Ltd. (e)	625,000	3,693
Mentor Graphics Corp. (a)	901,000	13,019
Metrologic Group	15,000	610
Micro Focus International PLC	22,000	166
MICROS Systems, Inc. (a)	100,036	5,685
Microsoft Corp.	34,511,500	1,105,058
Net 1 UEPS Technologies, Inc. (a)	550,000	4,840
NSD Co. Ltd.	250,000	2,067
Nucleus Software Exports Ltd.	1,086,737	1,376
Oracle Corp.	13,000,000	382,070
Parametric Technology Corp. (a)	691,800	14,929
Playtech Ltd.	35,000	211
Pro-Ship, Inc.	152,200	2,663
Progress Software Corp. (a)	500,000	11,570
Sage Group PLC	650,000	3,018
Shanda Games Ltd. sponsored ADR	200,000	1,060
Societe Pour L'Informatique Industrielle SA (e)	1,400,000	9,452
Software AG (Bearer) (d)	1,500,000	52,422
SWORD Group (e)	571,130	9,375
Vasco Data Security International, Inc. (a)	200,000	1,558
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Versant Corp. (a)	24,991	$ 257
Vitec Software Group AB	17,000	177
Zensar Technologies Ltd.	300,000	1,242
		2,106,671
TOTAL INFORMATION TECHNOLOGY		7,205,788
MATERIALS - 3.8%
Chemicals - 2.4%
Aditya Birla Chemicals India Ltd. (e)	2,338,600	3,601
C. Uyemura & Co. Ltd. (e)	653,800	26,167
Chase Corp. (e)	894,586	13,285
Core Molding Technologies, Inc. (a)	314,306	2,612
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	7,569,000	19,733
Deepak Nitrite Ltd. (e)	652,891	2,023
EcoGreen Fine Chemical Group Ltd. (e)	45,112,000	8,605
FMC Corp.	2,000,000	220,900
Fujikura Kasei Co., Ltd. (e)	3,271,600	19,049
Gujarat Narmada Valley Fertilizers Co.	5,600,000	8,687
Gujarat State Fertilizers & Chemicals Ltd.	3,528,051	29,472
Honshu Chemical Industry Co., Ltd. (e)	800,000	4,904
Innospec, Inc. (a)	1,145,629	34,632
KPC Holdings Corp.	43,478	1,668
KPX Chemical Co. Ltd.	163,083	7,475
Kraton Performance Polymers, Inc. (a)	1,050,000	27,300
LyondellBasell Industries NV Class A	325,000	13,579
Mexichem SAB de CV	3,340,000	12,418
Miwon Chemicals Co. Ltd. (a)	55,095	1,124
Miwon Commercial Co. Ltd.	13,552	1,181
Muto Seiko Co. Ltd.	139,000	809
Nano Chem Tech, Inc.	25,000	93
Nuplex Industries Ltd.	2,982,621	6,537
OM Group, Inc. (a)(e)	3,245,000	78,269
SK Kaken Co. Ltd.	390,000	15,754
Soda Aromatic Co. Ltd.	60,000	516
Soken Chemical & Engineer Co. Ltd. (e)	805,000	6,984
Solutia, Inc.	620,000	17,571
T&K Toka Co. Ltd. (e)	700,000	9,589
Thai Carbon Black PCL (For. Reg.)	11,600,000	9,128
Thai Rayon PCL (For. Reg.)	3,200,000	6,737
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Yara International ASA	4,750,000	$ 233,005
Yip's Chemical Holdings Ltd. (e)	31,002,000	24,374
		867,781
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	3,359
Mitani Sekisan Co. Ltd. (e)	1,461,900	13,483
Titan Cement Co. SA (Reg.)	575,000	11,151
		27,993
Containers & Packaging - 0.5%
Ball Corp.	314,130	13,118
Chuoh Pack Industry Co. Ltd. (e)	431,000	5,338
Kohsoku Corp. (e)	2,097,300	18,300
Silgan Holdings, Inc.	2,600,000	114,062
Starlite Holdings Ltd.	3,000,000	120
The Pack Corp. (e)	1,990,000	35,537
Vidrala SA	110,000	2,679
		189,154
Metals & Mining - 0.8%
Alconix Corp. (d)(e)	635,000	14,364
Blue Earth Refineries, Inc. (a)	274,309	44
Chubu Steel Plate Co. Ltd.	500,000	2,810
Compania de Minas Buenaventura SA sponsored ADR	2,500,000	103,175
Fortescue Metals Group Ltd.	1,490,203	8,756
Hill & Smith Holdings PLC	1,700,600	9,109
Horsehead Holding Corp. (a)(e)	2,370,000	26,615
Korea Steel Shapes Co. Ltd.	39,000	1,484
Orosur Mining, Inc. (a)	3,100,000	2,197
Orvana Minerals Corp. (a)(d)	1,350,000	1,230
Pacific Metals Co. Ltd.	4,025,000	19,478
Sherritt International Corp.	2,700,000	15,444
SunCoke Energy, Inc. (a)	2,108,836	32,096
Tohoku Steel Co. Ltd. (e)	755,000	9,306
Tokyo Kohtetsu Co. Ltd.	125,000	746
Tokyo Tekko Co. Ltd. (e)	4,600,000	15,473
Webco Industries, Inc. (a)	9,122	1,140
Yamato Kogyo Co. Ltd.	285,000	8,110
		271,577
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.0%
Stella-Jones, Inc.	35,000	$ 1,617
Stella-Jones, Inc. (a)	165,000	7,621
		9,238
TOTAL MATERIALS		1,365,743
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	1,332,976	45,401
Wireless Telecommunication Services - 0.2%
MetroPCS Communications, Inc. (a)	2,550,000	18,615
NII Holdings, Inc. (a)	1,800,000	25,191
Okinawa Cellular Telephone Co.	209	454
SK Telecom Co. Ltd. sponsored ADR	1,875,000	25,350
		69,610
TOTAL TELECOMMUNICATION SERVICES		115,011
UTILITIES - 0.2%
Electric Utilities - 0.0%
Duke Energy Corp.	721,400	15,460
PPL Corp.	95,000	2,598
		18,058
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	4,336
Keiyo Gas Co. Ltd.	606,000	2,679
KyungDong City Gas Co. Ltd.	153,670	7,492
Otaki Gas Co. Ltd.	730,000	3,806
		18,313
Independent Power Producers & Energy Traders - 0.1%
Drax Group PLC	750,000	6,610
Mega First Corp. Bhd (e)	22,662,000	12,659
		19,269
Multi-Utilities - 0.0%
CMS Energy Corp.	729,700	16,776
TOTAL UTILITIES		72,416
TOTAL COMMON STOCKS (Cost $23,280,405)		34,218,686
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	797,000	$ 31,115
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	4,976
TOTAL CONVERTIBLE PREFERRED STOCKS		36,091
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Hitejinro Holdings Co. Ltd.	48,534	332
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,297
TOTAL CONSUMER STAPLES		1,629
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	15,000	199
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,250,000	6,437
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,265
TOTAL PREFERRED STOCKS (Cost $53,509)		44,356
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14 (Cost $35,352)	$ 37,150	15,232
Money Market Funds - 6.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	1,442,007,621	$ 1,442,008
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	846,316,137	846,316
TOTAL MONEY MARKET FUNDS (Cost $2,288,324)		2,288,324
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $25,657,590)		36,566,598
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(810,404)
NET ASSETS - 100%		$ 35,756,194
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,737,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,646,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Bancorp, Puerto Rico	10/6/11	$ 26,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,693
Fidelity Securities Lending Cash Central Fund	4,940
Total	$ 6,633
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 8,254	$ -	$ -	$ 129	$ 5,964
Aalberts Industries NV	156,502	34,156	-	3,881	194,773
Aastra Technologies Ltd.	22,728	707	11,807	406	11,850
Abbey PLC	24,817	-	-	362	26,330
Abercrombie & Fitch Co. Class A	475,280	-	-	3,413	326,105
Accell Group NV	14,825	35,005	-	2,391	46,471
Adams Resources & Energy, Inc.	8,983	-	6,931	198	-
Aditya Birla Chemicals India Ltd.	6,774	-	-	-	3,601
Advocat, Inc.	3,365	-	946	58	1,756
Aeropostale, Inc.	137,784	-	-	-	181,368
Air T, Inc.	2,184	-	-	-	2,329
AJIS Co. Ltd.	7,862	1,562	-	271	8,137
Alconix Corp.	17,429	489	-	433	14,364
Almost Family, Inc.	22,743	837	-	-	22,840
Alpha & Omega Semiconductor Ltd.	11,493	2,288	-	-	12,536
Alps Logistics Co. Ltd.	17,312	-	-	703	17,458
Ambassadors Group, Inc.	10,479	2,806	-	288	9,542
Amedisys, Inc.	74,529	-	-	-	42,452
AMERIGROUP Corp.	266,750	-	-	-	299,536
AmSurg Corp.	59,761	-	10,451	-	56,657
ANSYS, Inc.	258,060	-	-	-	342,057
AOC Holdings, Inc.	46,614	-	-	677	33,746
Arctic Cat, Inc.	13,184	-	15,304	-	-
Argo Graphics, Inc.	7,060	-	-	294	7,360
ARK Restaurants Corp.	4,545	-	761	225	3,821
Arrhythmia Research Technology, Inc.	1,163	-	-	8	827
Arts Optical International Holdings Ltd.	13,730	-	-	283	10,946
Assurant, Inc.	190,567	7,858	9,625	2,972	215,819
ASTI Corp.	5,051	-	478	186	4,015
Atlantic Tele-Network, Inc.	50,566	-	220	923	45,401
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Avery Dennison Corp.	$ 31,550	$ 260,563	$ 3,055	$ 6,779	$ 339,615
Axell Corp.	19,494	-	-	647	20,159
Axis Capital Holdings Ltd.	259,741	-	5,025	5,787	272,160
AZZ, Inc.	55,533	-	-	833	57,398
Barratt Developments PLC	135,826	-	-	-	182,288
Belc Co. Ltd.	30,030	-	-	886	31,169
Belluna Co. Ltd.	35,517	-	-	891	40,358
Bellway PLC	81,530	-	-	1,024	96,184
Best Buy Co., Inc.	393,300	156,339	-	8,925	458,366
Big 5 Sporting Goods Corp.	18,137	4	-	495	18,406
Black Box Corp.	45,779	5,017	-	378	40,717
Blyth, Inc.	50,355	-	46,368	-	-
BMTC Group, Inc. Class A (sub. vtg.)	132,588	-	7,934	1,173	113,259
Brinker International, Inc.	184,954	-	18,656	3,584	220,290
Brown Shoe Co., Inc.	11,565	16,058	-	561	29,608
C. Uyemura & Co. Ltd.	29,052	-	-	402	26,167
Cal Dive International, Inc.	36,287	970	172	-	25,637
Calian Technologies Ltd.	16,460	-	-	508	16,472
Capella Education Co.	-	26,181	-	-	28,458
Career Education Corp.	106,643	-	-	-	33,511
Cash Converters International Ltd.	13,028	4,952	-	646	14,079
Cathay General Bancorp	57,173	-	-	124	71,033
CE Franklin Ltd.	13,509	-	-	-	13,559
CEC Entertainment, Inc.	77,400	-	-	1,280	76,440
Center Financial Corp.	13,462	-	-	-	-
Chase Corp.	12,542	-	-	313	13,285
Chime Communications PLC	18,690	-	-	147	15,923
Chuoh Pack Industry Co. Ltd.	4,932	303	-	175	5,338
Citi Trends, Inc.	15,755	2,123	1,570	-	12,998
CKD Corp.	47,666	-	-	772	40,898
ClearOne Communications, Inc.	2,423	-	-	-	1,936
Clip Corp.	3,958	-	-	147	3,955
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Comtech Telecommunications Corp.	$ 33,014	$ 1,969	$ 3,889	$ 1,040	$ 36,486
Cosmos Pharmaceutical Corp.	88,625	-	-	409	106,528
Coventry Health Care, Inc.	468,340	4,525	-	1,849	443,657
CRA International, Inc.	16,128	1,251	868	-	12,781
Craftmade International, Inc.	1,710	-	2,423	-	-
Create SD Holdings Co. Ltd.	46,318	3,571	-	497	61,810
CSE Global Ltd.	46,560	289	-	-	28,234
Cybernet Systems Co. Ltd.	5,380	-	-	159	5,195
D.R. Horton, Inc.	285,120	-	53,969	2,550	327,000
Daewon Pharmaceutical Co. Ltd.	8,779	-	14	47	6,245
Daiichi Kensetsu Corp.	15,682	970	-	403	16,342
DCC PLC (Ireland)	224,715	-	-	3,083	210,115
Dean Foods Co.	69,977	56,007	1,223	-	152,272
Deepak Fertilisers and Petrochemicals Corp. Ltd.	25,393	2,166	-	-	19,733
Deepak Nitrite Ltd.	3,120	-	-	-	2,023
Delta Apparel, Inc.	16,763	-	2,653	-	9,874
Diodes, Inc.	90,668	13,516	12,541	-	89,829
Ditech Networks, Inc.	2,002	-	612	-	-
Divestco, Inc.	563	-	-	-	817
DongKook Pharmaceutical Co. Ltd.	4,713	1,539	-	122	5,699
Dongyang Engineering & Construction Corp.	1,538	-	-	-	-
DVx, Inc.	750	2,072	-	64	3,381
Ebix, Inc.	41,546	-	236	169	42,945
EcoGreen Fine Chemical Group Ltd.	15,177	62	-	69	8,605
Educational Development Corp.	2,070	-	-	139	1,784
Elematec Corp.	25,798	-	22,791	499	-
Endurance Specialty Holdings Ltd.	105,924	-	-	2,366	104,468
EOH Holdings Ltd.	27,526	-	-	495	35,062
Excel Co. Ltd.	9,516	-	-	318	8,455
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Farstad Shipping ASA	$ 95,693	$ -	$ 270	$ -	$ 95,067
Federal Screw Works	803	-	-	-	423
First Juken Co. Ltd.	12,999	-	-	661	15,470
Folli Follie Group	44,972	7,626	345	-	37,993
Food Empire Holdings Ltd.	16,474	-	-	-	17,524
Foremost Income Fund	14,343	-	-	-	-
Fresh Del Monte Produce, Inc.	155,881	-	-	1,908	147,359
Fujikura Kasei Co., Ltd.	18,363	-	-	534	19,049
Fursys, Inc.	19,727	771	-	392	21,226
Fushi Copperweld, Inc.	20,735	-	8,304	-	-
Fyffes PLC (Ireland)	19,915	-	-	843	20,008
GameStop Corp. Class A	186,282	2,359	-	1,200	182,080
Genky Stores, Inc.	-	5,638	-	-	5,636
Gennum Corp.	22,347	-	41,339	175	-
Genworth MI Canada, Inc.	139,919	-	-	6,358	117,433
Geodesic Ltd.	7,115	-	-	138	4,224
Gildan Activewear, Inc.	299,770	40,578	-	2,060	348,728
Glentel, Inc.	38,269	-	-	676	33,759
Goodfellow, Inc.	9,419	-	-	71	6,941
Gulliver International Co. Ltd.	49,218	-	-	1,384	36,129
Halows Co. Ltd.	13,566	-	-	177	12,730
Hamakyorex Co. Ltd.	17,487	7,465	-	265	26,702
Hampshire Group Ltd.	3,404	-	-	-	2,024
Handsome Co. Ltd.	65,046	-	-	827	82,130
Hankook Shell Oil Co. Ltd.	13,738	-	-	736	12,997
Harte-Hanks, Inc.	20,017	7,609	-	750	28,224
HealthSpring, Inc.	209,304	1,466	280,373	-	-
Healthways, Inc.	26,096	-	-	-	11,658
Heartland Payment Systems, Inc.	75,744	-	22,726	489	85,316
Helen of Troy Ltd.	91,913	-	-	-	98,610
Henry Boot PLC	24,054	-	-	275	24,132
Hiday Hidaka Corp.	14,211	3,383	-	401	20,028
HNK Machine Tool Co. Ltd.	-	10,292	-	-	10,798
Holidaybreak PLC	35,171	-	33,611	-	-
Honeys Co. Ltd.	18,844	-	4,641	197	26,280
Honshu Chemical Industry Co., Ltd.	6,746	-	-	148	4,904
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hornbeck Offshore Services, Inc.	$ 52,618	$ 1,100	$ 62,963	$ -	$ -
Horsehead Holding Corp.	25,691	544	-	-	26,615
Hoshiiryou Sanki Co. Ltd.	7,731	259	-	132	7,878
Houston Wire & Cable Co.	14,717	2,848	524	280	13,622
HTL International Holdings Ltd.	10,959	-	-	360	8,746
Hurco Companies, Inc.	18,588	-	-	-	16,635
Hutech Norin Co. Ltd.	9,221	-	-	340	10,787
Huvitz Co. Ltd.	6,308	625	-	97	7,536
Hwacheon Machine Tool Co. Ltd.	15,622	-	-	198	10,060
I A Group Corp.	5,086	586	-	180	5,488
I-Sheng Electric Wire & Cable Co. Ltd.	13,902	-	-	-	17,280
ICT Automatisering NV	5,436	-	-	-	3,123
Ihara Science Corp.	7,429	490	-	153	6,523
Ildong Pharmaceutical Co. Ltd.	20,149	-	-	325	14,541
Image Sensing Systems, Inc.	3,868	26	-	-	2,574
Indra Sistemas	326,153	-	-	-	170,300
Infomedia Ltd.	4,183	-	-	388	3,544
Innospec, Inc.	43,362	-	5,842	-	-
Inoue Kinzoku Kogyo Co. Ltd.	6,045	-	-	246	6,274
Insteel Industries, Inc.	11,460	1,921	245	99	13,227
Intage, Inc.	22,715	-	-	582	21,596
Intelligent Digital Integrated Security Co. Ltd.	16,724	-	-	7,741	5,933
Intelligent Digital Integrated Security Co. Ltd.	-	7,641	-	101	12,751
INTOPS Co. Ltd.	16,149	-	-	174	13,011
INZI Controls Co. Ltd.	13,056	-	-	109	9,658
Isewan Terminal Service Co. Ltd.	8,615	-	-	323	10,148
Isra Vision AG	-	11,271	-	-	10,486
j2 Global, Inc.	100,542	532	3,900	2,325	94,280
Jack in the Box, Inc.	149,248	-	-	-	149,248
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jacobs Engineering Group, Inc.	$ 39,140	$ 233,399	$ 88,104	$ -	$ -
JAKKS Pacific, Inc.	48,740	-	-	838	53,265
Jaya Holdings Ltd.	35,036	-	-	-	34,389
Jeil Pharmaceutical Co.	14,980	4,202	-	77	21,810
JLM Couture, Inc.	306	-	-	-	296
Jorudan Co. Ltd.	1,148	2,261	-	15	3,522
Jos. A. Bank Clothiers, Inc.	140,461	-	-	-	130,168
Jumbo SA	77,604	647	-	3,014	54,083
KEC Holdings Co. Ltd.	2,164	-	-	-	1,790
Kinetic Concepts, Inc.	281,695	-	288,260	-	-
Knoll, Inc.	79,844	1,437	-	1,343	66,185
Know IT AB	16,521	-	-	678	15,651
Kohsoku Corp.	17,113	-	-	464	18,300
Kondotec, Inc.	11,733	-	321	315	14,258
Korea Electric Terminal Co. Ltd.	18,591	-	-	101	13,844
KSK Co., Ltd.	4,249	81	-	105	3,693
KunWha Pharmaceutical Co., Ltd.	3,833	-	-	141	3,172
Kyeryong Construction Industrial Co. Ltd.	18,380	-	-	64	10,430
Kyoto Kimono Yuzen Co. Ltd.	17,516	1,994	-	774	20,771
LHC Group, Inc.	42,542	185	-	-	33,310
Lincare Holdings, Inc.	344,276	-	-	8,072	328,266
M/I Homes, Inc.	20,378	-	-	-	23,985
MAIR Holdings, Inc.	0	-	-	-	0
MarineMax, Inc.	13,099	-	-	-	15,194
Maruzen Co., Ltd.	12,278	783	-	342	13,360
Mastek Ltd.	5,105	-	-	-	3,807
Medical Action Industries, Inc.	12,453	-	-	-	9,021
Meetic	34,822	924	-	1,603	27,001
Mega First Corp. Bhd	12,838	-	-	163	12,659
Melbourne IT Ltd.	15,654	126	-	1,274	15,749
Melexis NV	52,033	-	-	2,373	59,159
Mesa Laboratories, Inc.	10,712	-	-	121	15,761
Metro, Inc. Class A (sub. vtg.)	541,717	-	-	5,585	602,843
Michang Oil Industrial Co. Ltd.	8,330	-	-	251	7,286
Mitani Sekisan Co. Ltd.	9,222	1,444	-	173	13,483
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mitie Group PLC	$ 78,797	$ 16,684	$ -	$ 1,363	$ 113,748
Monarch Casino & Resort, Inc.	15,593	-	-	-	13,068
Motonic Corp.	29,703	-	-	596	22,396
Mr. Bricolage SA	13,440	331	-	-	10,803
Muhak Co. Ltd.	16,584	5,436	-	47	19,069
Murakami Corp.	9,004	-	-	130	10,060
Muramoto Electronic Thailand PCL (For. Reg.)	13,303	-	320	391	10,086
Nadex Co. Ltd.	2,255	202	-	79	3,205
Nafco Co. Ltd.	35,732	28	-	772	34,181
National Interstate Corp.	25,099	16	1,840	307	25,200
NCI, Inc. Class A	3,874	8,576	-	-	4,407
New Frontier Media, Inc.	2,729	-	-	-	3,061
Next PLC	649,150	-	-	7,159	791,551
Nextchip Co. Ltd.	11,672	-	-	62	7,698
NICE e-Banking Services	5,454	189	-	144	4,589
Nippo Ltd.	5,229	4	-	134	4,621
Nishimatsuya Chain Co. Ltd.	60,940	2,429	2,614	1,584	58,006
North Central Bancshares, Inc.	2,372	-	151	11	3,927
North Valley Bancorp	6,975	-	1,556	-	6,636
Nutraceutical International Corp.	16,924	-	-	-	17,530
Oil States International, Inc.	209,866	-	45,749	-	-
OM Group, Inc.	85,258	26,395	-	-	78,269
Orbotech Ltd.	34,813	-	-	-	33,852
Oriental Financial Group, Inc.	31,106	-	-	383	29,604
P&F Industries, Inc. Class A	1,762	-	-	-	1,596
Pacer International, Inc.	9,746	987	145	-	12,020
Pacific Premier Bancorp, Inc.	6,257	-	-	-	7,376
Pal Co. Ltd.	28,079	-	-	558	38,450
Papa John's International, Inc.	85,826	-	3,781	-	106,742
Parker Corp.	5,925	-	-	112	5,684
PetMed Express, Inc.	26,603	-	-	970	32,666
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Physicians Formula Holdings, Inc.	$ 4,369	$ -	$ 1,607	$ -	$ -
Piolax, Inc.	25,052	-	-	353	24,638
Plenus Co. Ltd.	43,429	-	30,937	1,088	-
Prim SA	12,043	141	-	87	7,965
RCM Technologies, Inc.	7,189	-	4,325	-	-
Relo Holdings Corp.	25,160	180	-	883	35,837
RenaissanceRe Holdings Ltd.	215,729	-	-	2,449	241,986
Republic Airways Holdings, Inc.	15,510	620	-	-	19,037
Rex American Resources Corp.	17,230	-	17,114	-	-
Rimage Corp.	13,948	290	-	418	8,783
Rocky Brands, Inc.	8,863	-	-	-	9,851
Rocky Mountain Chocolate Factory, Inc.	4,615	16	-	151	4,772
Ross Stores, Inc.	473,563	-	-	4,500	769,875
Ruby Tuesday, Inc.	57,922	-	-	-	43,330
Ruth's Hospitality Group, Inc.	13,497	164	-	-	16,435
Sakai Moving Service Co. Ltd.	16,901	-	-	540	16,871
Samsung Climate Control Co. Ltd.	3,225	-	-	22	3,216
ScanSource, Inc.	73,900	-	-	-	65,920
Seagate Technology	426,423	55,279	71,858	27,717	967,402
SED International Holdings, Inc.	2,328	-	-	-	1,715
Select Harvests Ltd.	10,532	-	-	442	7,687
Senshu Electric Co. Ltd.	15,436	-	-	395	14,886
Sewon Precision Industries Co. Ltd.	5,628	15	-	-	5,066
Shibaura Electronics Co. Ltd.	16,372	-	-	261	14,617
Shinsegae Engineering & Construction Co. Ltd.	4,474	-	-	113	4,077
ShoLodge, Inc.	5	-	-	-	40
Sigmatron International, Inc.	1,833	-	-	-	1,440
SinoCom Software Group Ltd.	6,744	3,069	-	-	14,033
Sinwa Ltd.	2,616	52	-	-	2,412
SJM Co. Ltd.	6,636	709	-	183	8,069
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SJM Holdings Co. Ltd.	$ 4,931	$ -	$ -	$ 144	$ 4,464
SMART Modular Technologies (WWH), Inc.	55,800	-	57,350	-	-
Societe Pour L'Informatique Industrielle SA	9,566	1,604	-	74	9,452
Softbank Technology Corp.	5,796	24	2,248	157	-
Soken Chemical & Engineer Co. Ltd.	8,671	-	-	315	6,984
Sonic Corp.	65,944	526	-	-	44,934
Span-America Medical System, Inc.	4,167	-	-	89	4,375
Sporton International, Inc.	15,308	3,044	-	-	19,010
Sportscene Group, Inc. Class A	4,019	-	-	102	3,584
Stanley Furniture Co., Inc.	5,326	-	-	-	5,803
Stantec, Inc.	74,103	1,085	-	338	86,249
Steiner Leisure Ltd.	80,223	-	-	-	77,484
Step Co. Ltd.	8,088	305	-	281	8,515
Sterling Construction Co., Inc.	5,134	12,746	10	-	15,958
Strattec Security Corp.	8,432	-	-	99	7,194
Strongco Corp.	5,688	-	-	-	5,802
Sun Hing Vision Group Holdings Ltd.	10,136	-	-	624	8,732
Sunjin Co. Ltd.	6,946	-	-	29	5,320
Sunjin Holdings Co. Ltd.	3,305	-	-	-	2,660
Super Micro Computer, Inc.	31,005	6,586	-	-	47,717
SUPERVALU, Inc.	116,100	13,605	20,965	3,579	74,844
SWORD Group	14,172	-	-	461	9,375
Syneron Medical Ltd.	29,694	-	20,702	-	-
SYNNEX Corp.	99,078	73	-	-	133,353
T&K Toka Co. Ltd.	9,277	-	-	212	9,589
Teems, Inc.	1,452	-	-	18	1,099
Telechips, Inc.	5,754	-	-	61	4,787
The Pack Corp.	28,502	3,779	-	413	35,537
The PMI Group, Inc.	12,388	-	4,022	-	-
Theragenics Corp.	5,651	-	-	-	5,684
Tohoku Steel Co. Ltd.	7,344	1,873	-	128	9,306
Token Corp.	37,939	-	-	915	36,323
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tokyo Kisen Co. Ltd.	$ 6,756	$ -	$ -	$ 168	$ 5,977
Tokyo Tekko Co. Ltd.	12,970	-	-	369	15,473
Tomen Devices Corp.	13,970	2,131	-	347	15,950
Tomen Electronics Corp.	19,449	-	-	689	22,078
Total Energy Services, Inc.	40,821	-	-	274	37,231
Total System Services, Inc.	214,015	-	125,344	2,015	-
Tow Co. Ltd.	7,055	-	-	190	8,040
Trancom Co. Ltd.	21,865	-	-	520	22,407
Trifast PLC	3,532	-	1,132	-	-
Trio-Tech International	1,145	-	-	-	726
Triple-S Management Corp.	42,228	-	-	-	41,230
Tsukui Corp.	4,454	5,241	-	92	9,857
Tuesday Morning Corp.	18,536	-	-	-	17,415
Tungtex Holdings Co. Ltd.	3,613	-	-	176	2,467
UANGEL Corp.	3,887	-	-	130	5,617
UKC Holdings Corp.	16,727	-	-	615	21,629
Uni-Select, Inc.	55,086	263	-	624	58,597
Unit Corp.	228,038	-	-	-	160,550
United Stationers, Inc.	78,028	-	-	948	68,959
Universal Security Instruments, Inc.	1,575	-	-	-	1,315
Unum Group	387,801	-	-	5,009	377,466
Up, Inc.	5,769	-	9,661	-	-
US 1 Industries, Inc.	1,907	-	1,948	-	-
USS Co. Ltd.	159,553	-	-	5,260	202,887
Utah Medical Products, Inc.	11,070	-	-	313	13,885
Varitronix International Ltd.	10,543	-	-	233	8,273
Venture Corp. Ltd.	150,513	-	6,850	-	152,870
VST Holdings Ltd.	22,684	2,483	-	-	24,837
W&T Offshore, Inc.	108,403	-	-	3,160	79,082
Watts Co. Ltd.	3,480	3,443	-	99	9,634
Whanin Pharmaceutical Co. Ltd.	14,590	-	-	336	10,188
Win International Co., Ltd.	6,882	3,437	-	251	9,700
Winland Electronics, Inc.	189	-	13	-	146
Wireless Telecom Group, Inc.	1,414	-	471	-	1,719
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Workman Co. Ltd.	$ 39,334	$ -	$ -	$ 1,038	$ 44,671
XAC Automation Corp.	10,612	-	-	-	9,736
Xyratex Ltd.	29,571	-	15,998	604	29,040
YBM Sisa.com, Inc.	6,470	-	-	274	5,464
Yip's Chemical Holdings Ltd.	36,118	-	-	478	24,374
Young Innovations, Inc.	21,735	-	-	840	25,500
Young Poong Precision Corp.	-	10,695	-	-	9,748
Youngone Holdings Co. Ltd.	40,886	-	-	335	46,527
Yusen Logistics Co. Ltd.	67,520	-	-	984	64,365
Yutaka Giken Co. Ltd.	36,066	-	-	604	34,303
Total	$ 16,094,404	$ 1,203,423	$ 1,531,001	$ 220,978	$ 16,085,152
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,078,457	$ 8,915,744	$ 1,162,713	$ -
Consumer Staples	2,805,043	2,420,040	385,003	-
Energy	1,967,076	1,465,516	501,560	-
Financials	2,987,804	2,656,661	325,208	5,935
Health Care	4,354,469	4,260,533	92,181	1,755
Industrials	3,304,798	2,836,504	449,829	18,465
Information Technology	7,205,788	6,994,116	211,672	-
Materials	1,372,180	1,144,279	226,717	1,184
Telecommunication Services	115,011	114,557	454	-
Utilities	72,416	61,595	10,821	-
Corporate Bonds	15,232	-	15,232	-
Money Market Funds	2,288,324	2,288,324	-	-
Total Investments in Securities:	$ 36,566,598	$ 33,157,869	$ 3,381,390	$ 27,339
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 51,591
Total Realized Gain (Loss)	(26,350)
Total Unrealized Gain (Loss)	29,012
Cost of Purchases	-
Proceeds of Sales	(20,130)
Amortization/Accretion	-
Transfers in to Level 3	10,164
Transfers out of Level 3	(16,948)
Ending Balance	$ 27,339
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 2,663

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $25,658,428,000. Net unrealized appreciation aggregated $10,908,170,000, of which $13,454,733,000 related to appreciated investment securities and $2,546,563,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund
Fidelity Value Discovery
Class K

April 30, 2012

1.800366.108

FVD-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	52,200	$ 2,451,312
Media - 6.3%
Comcast Corp. Class A	316,650	9,603,995
John Wiley & Sons, Inc. Class A	90,385	4,084,498
McGraw-Hill Companies, Inc.	63,300	3,112,461
The Walt Disney Co.	90,171	3,887,272
Time Warner Cable, Inc.	69,343	5,578,644
Viacom, Inc. Class B (non-vtg.)	97,500	4,523,025
		30,789,895
Multiline Retail - 1.8%
Kohl's Corp.	73,300	3,674,529
Target Corp.	93,000	5,388,420
		9,062,949
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	44,700	4,103,460
Best Buy Co., Inc.	107,200	2,365,904
Staples, Inc.	296,900	4,572,260
		11,041,624
TOTAL CONSUMER DISCRETIONARY		53,345,780
CONSUMER STAPLES - 9.0%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR (d)	40,300	2,926,586
PepsiCo, Inc.	24,600	1,623,600
SABMiller PLC	64,900	2,726,705
		7,276,891
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	165,700	7,393,534
Walgreen Co.	108,300	3,796,998
		11,190,532
Food Products - 1.3%
The J.M. Smucker Co.	15,900	1,266,117
Unilever NV (NY Reg.)	145,100	4,984,185
		6,250,302
Household Products - 3.0%
Colgate-Palmolive Co.	52,610	5,205,233
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	38,500	$ 3,021,095
Procter & Gamble Co.	106,000	6,745,840
		14,972,168
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	44,400	4,569,648
TOTAL CONSUMER STAPLES		44,259,541
ENERGY - 10.2%
Energy Equipment & Services - 1.7%
National Oilwell Varco, Inc.	70,000	5,303,200
Transocean Ltd. (United States)	63,435	3,196,490
		8,499,690
Oil, Gas & Consumable Fuels - 8.5%
BP PLC sponsored ADR	105,800	4,592,778
Chevron Corp.	172,581	18,390,233
Exxon Mobil Corp.	141,400	12,208,476
Royal Dutch Shell PLC Class A sponsored ADR	66,730	4,773,864
Scorpio Tankers, Inc. (a)	282,900	1,915,233
		41,880,584
TOTAL ENERGY		50,380,274
FINANCIALS - 24.3%
Capital Markets - 4.1%
Bank of New York Mellon Corp.	283,100	6,695,315
Goldman Sachs Group, Inc.	18,545	2,135,457
Morgan Stanley	271,400	4,689,792
State Street Corp.	144,200	6,664,924
		20,185,488
Commercial Banks - 6.6%
CIT Group, Inc. (a)	94,430	3,574,176
PNC Financial Services Group, Inc.	79,800	5,292,336
U.S. Bancorp	331,700	10,670,789
Wells Fargo & Co.	392,694	13,127,760
		32,665,061
Consumer Finance - 1.1%
Capital One Financial Corp.	97,100	5,387,108
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.1%
JPMorgan Chase & Co.	320,598	$ 13,779,302
Moody's Corp.	35,465	1,452,292
		15,231,594
Insurance - 6.3%
ACE Ltd.	33,100	2,514,607
AFLAC, Inc.	156,423	7,045,292
Berkshire Hathaway, Inc. Class B (a)	209,913	16,887,501
MetLife, Inc.	69,310	2,497,239
XL Group PLC Class A	93,625	2,013,874
		30,958,513
Real Estate Investment Trusts - 2.3%
CBL & Associates Properties, Inc.	204,097	3,802,327
Public Storage	26,500	3,796,390
Rayonier, Inc.	76,900	3,487,415
		11,086,132
Thrifts & Mortgage Finance - 0.8%
Hudson City Bancorp, Inc.	527,900	3,726,974
TOTAL FINANCIALS		119,240,870
HEALTH CARE - 15.1%
Biotechnology - 1.3%
Amgen, Inc.	91,091	6,477,481
Health Care Equipment & Supplies - 1.8%
Covidien PLC	88,800	4,904,424
Stryker Corp.	68,200	3,721,674
		8,626,098
Health Care Providers & Services - 6.5%
Aetna, Inc.	66,000	2,906,640
Express Scripts Holding Co. (a)	69,700	3,888,563
Henry Schein, Inc. (a)	17,100	1,312,254
Humana, Inc.	31,600	2,549,488
Laboratory Corp. of America Holdings (a)	47,000	4,130,830
McKesson Corp.	62,461	5,709,560
UnitedHealth Group, Inc.	139,800	7,849,770
WellPoint, Inc.	52,000	3,526,640
		31,873,745
Pharmaceuticals - 5.5%
GlaxoSmithKline PLC sponsored ADR	139,153	6,433,043
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	30,456	$ 1,982,381
Merck & Co., Inc.	241,810	9,488,624
Pfizer, Inc.	178,967	4,103,713
Sanofi SA sponsored ADR	131,000	5,001,580
		27,009,341
TOTAL HEALTH CARE		73,986,665
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.9%
United Technologies Corp.	52,985	4,325,695
Electrical Equipment - 1.0%
Emerson Electric Co.	94,770	4,979,216
Industrial Conglomerates - 2.8%
3M Co.	69,000	6,165,840
Danaher Corp.	48,100	2,607,982
General Electric Co.	257,152	5,035,036
		13,808,858
Machinery - 1.3%
Parker Hannifin Corp.	35,500	3,112,995
Stanley Black & Decker, Inc.	42,600	3,116,616
		6,229,611
Professional Services - 0.5%
Dun & Bradstreet Corp.	33,350	2,593,963
TOTAL INDUSTRIALS		31,937,343
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 2.8%
Cisco Systems, Inc.	478,600	9,643,790
Motorola Solutions, Inc.	78,900	4,026,267
		13,670,057
Computers & Peripherals - 2.3%
Apple, Inc. (a)	5,400	3,154,896
EMC Corp. (a)	105,100	2,964,871
Hewlett-Packard Co.	218,099	5,400,131
		11,519,898
IT Services - 4.8%
Amdocs Ltd. (a)	84,900	2,716,800
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	75,300	$ 5,292,837
IBM Corp.	13,400	2,774,872
MasterCard, Inc. Class A	8,579	3,880,024
Teletech Holdings, Inc. (a)	154,700	2,343,705
Visa, Inc. Class A	53,400	6,567,132
		23,575,370
Semiconductors & Semiconductor Equipment - 0.7%
Texas Instruments, Inc.	106,500	3,401,610
Software - 1.6%
Microsoft Corp.	126,324	4,044,894
Oracle Corp.	124,383	3,655,616
		7,700,510
TOTAL INFORMATION TECHNOLOGY		59,867,445
MATERIALS - 2.1%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	39,200	3,351,208
Sigma Aldrich Corp.	47,200	3,346,480
		6,697,688
Containers & Packaging - 0.8%
Ball Corp.	93,100	3,887,856
TOTAL MATERIALS		10,585,544
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	109,558	3,605,554
CenturyLink, Inc.	94,896	3,659,190
		7,264,744
UTILITIES - 4.9%
Electric Utilities - 4.9%
American Electric Power Co., Inc.	115,200	4,474,368
Duke Energy Corp.	223,000	4,778,890
Edison International	118,400	5,210,784
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	80,500	$ 5,180,175
PPL Corp.	170,279	4,657,131
		24,301,348
TOTAL COMMON STOCKS (Cost $429,696,954)		475,169,554
Convertible Bonds - 0.3%
Principal Amount
INDUSTRIALS - 0.3%
Marine - 0.3%
DryShips, Inc. 5% 12/1/14 (Cost $1,290,229)	$ 1,720,000	1,398,575
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	11,804,993	11,804,993
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,970,000	2,970,000
TOTAL MONEY MARKET FUNDS (Cost $14,774,993)		14,774,993
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $445,762,176)		491,343,122
NET OTHER ASSETS (LIABILITIES) - 0.0%		109,307
NET ASSETS - 100%		$ 491,452,429
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,136
Fidelity Securities Lending Cash Central Fund	35,683
Total	$ 39,819
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,345,780	$ 53,345,780	$ -	$ -
Consumer Staples	44,259,541	44,259,541	-	-
Energy	50,380,274	50,380,274	-	-
Financials	119,240,870	119,240,870	-	-
Health Care	73,986,665	73,986,665	-	-
Industrials	31,937,343	31,937,343	-	-
Information Technology	59,867,445	59,867,445	-	-
Materials	10,585,544	10,585,544	-	-
Telecommunication Services	7,264,744	7,264,744	-	-
Utilities	24,301,348	24,301,348	-	-
Corporate Bonds	1,398,575	-	1,398,575	-
Money Market Funds	14,774,993	14,774,993	-	-
Total Investments in Securities:	$ 491,343,122	$ 489,944,547	$ 1,398,575	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $449,314,415. Net unrealized appreciation aggregated $42,028,707, of which $50,494,825 related to appreciated investment securities and $8,466,118 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2012